Property and Equipment, Net (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total cost	$ 1,144,000	$ 1,052,000
Less accumulated depreciation	(380,000)	(174,000)
Capital Lease
Total cost	44,000
Less accumulated depreciation	(1,000)
Net assets under capital lease	43,000
Machinery and Equipment [Member]
Total cost	849,000	816,000
Machinery and Equipment [Member] | Capital Lease
Total cost	27,000
Net assets under capital lease
Computer equipment and software
Total cost	97,000	62,000
Computer equipment and software | Capital Lease
Total cost	17,000
Net assets under capital lease